Cover	Aug. 25, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 04, 2025
Entity Registrant Name	RideNow Group, Inc.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-38248
Entity Tax Identification Number	46-3951329
Entity Address, Address Line One	2677 E Willis Road,
Entity Address, City or Town	Chandler,
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85286
City Area Code	480
Local Phone Number	755-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B Common Stock, $0.001 par value
Trading Symbol	RDNW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001596961
Former Address
Document Information [Line Items]
Entity Address, Address Line One	901 W. Walnut Hill Lane
Entity Address, Address Line Two	Suite 110A
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75038
Entity Information, Former Legal or Registered Name	RumbleOn, Inc.